Other assets and liabilities F.3. Trade payables (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) country	Dec. 31, 2023 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Supplier finance program, number of countries | country	5
Trade payables | $	$ 29	$ 26